Equity - Schedule of Equity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Equity [Abstract]
Common stock value	$ 1,167,696	$ 538,996	$ 1,457,696
Net income available to common shareholders	(3,536,701)	(9,951,285)
Securities Premium	22,954,985	16,811,742
Translation of foreign subsidiaries, net of tax	(191,772)	(154,156)
Employee benefits reclassification	(1,858)	(1,203)
Lytus Trust – for employee incentive plan		5,720,000
Employee benefits reclassification	1,858	1,203
Equity component of senior secured promissory note	1,630,984
Non-controlling interest	3,191,837	3,015,031
Total	$ 25,218,887	$ 15,979,125